Business Acquisitions (Details) - Schedule of cost of intangible assets $ in Thousands	12 Months Ended
Mar. 31, 2008 USD ($)
Trade Names and Trademarks [Member] | Minimum [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Useful life (years)	7 years
Trade Names and Trademarks [Member] | Maximum [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Useful life (years)	10 years
Customer Relationships [Member] | Minimum [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Useful life (years)	7 years
Customer Relationships [Member] | Maximum [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Useful life (years)	10 years
Non-Compete Agreement [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Useful life (years)	2 years
Goodwill [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Useful life (years)
Skynet [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	$ 5,744
Skynet [Member] | Trade Names and Trademarks [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	820
Skynet [Member] | Customer Relationships [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	2,228
Skynet [Member] | Non-Compete Agreement [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	170
Skynet [Member] | Goodwill [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	2,526
Next Level Internet [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	19,079
Next Level Internet [Member] | Trade Names and Trademarks [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	2,050
Next Level Internet [Member] | Customer Relationships [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	3,337
Next Level Internet [Member] | Non-Compete Agreement [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	470
Next Level Internet [Member] | Goodwill [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	13,222
Cost of Intangible Assets [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	24,823
Cost of Intangible Assets [Member] | Trade Names and Trademarks [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	2,870
Cost of Intangible Assets [Member] | Customer Relationships [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	5,565
Cost of Intangible Assets [Member] | Non-Compete Agreement [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	640
Cost of Intangible Assets [Member] | Goodwill [Member]
Business Acquisitions (Details) - Schedule of cost of intangible assets [Line Items]
Total intangible assets	$ 15,748